Retirement Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
Employee contribution	3.00%
Plan expenses	$ 217,300	$ 180,500
Supplemental Employee Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Unfunded benefit obligation	5,900,000	5,500,000
Defined benefit plan change in benefit obligation [Roll Forward]
Benefit obligation, January 1	5,521,000	4,901,000
Service cost	226,000	417,000
Interest cost	289,000	268,000
Benefits paid	(87,000)	(65,000)
Accrued liability at December 31	5,949,000	5,521,000
Defined benefit plan net periodic benefit cost [Abstract]
Service cost	226,000	417,000
Interest cost	289,000	268,000
Net periodic benefit cost	$ 515,000	$ 685,000
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
Discount rate of benefit obligation	5.50%	5.50%
Estimated annual benefit payments for 2020	$ 371,668
Estimated annual benefit payments for 2021	650,633
Estimated annual benefit payments for 2022	650,633
Estimated annual benefit payments for 2023	650,633
Estimated annual benefit payments for 2024	650,633
Estimated annual benefit payments, thereafter	$ 5,800,000